ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
		December 31	December 31
	Note	2020	2019

Trade receivables (1)		$8,755	$6,722
IVA receivables (2)		9,666	10,572
Other receivables		1,721	1,277
Due from related parties	8	2	1
		$20,144	$18,572